Intangible Assets (Details Narrative) - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for intangible assets	₩ 50,450	₩ 6,133	₩ 106,581	₩ 8,119